Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of applicable income tax rate
School name	Note	Applicable income tax rate
Yunnan Hengshui Chenggong Experimental Secondary School	(i)	Income tax exemption
Yunnan Hengshui Experimental Secondary School—Xishan School	(i)	Income tax exemption
Yunnan Hengshui Yiliang Experimental Secondary School	(i)	Income tax exemption
Kunming Xishan Long-Spring Experimental Secondary School	(i)	Income tax exemption
Kunming Chenggong Long-Spring Experimental Secondary School	(i)	Income tax exemption
Yiliang Long-Spring Experimental Secondary School	(i)	Income tax exemption
Qujing Hengshui Experimental Secondary School	(i)(iv)	Income tax exemption
Yunnan Yuxi Hengshui Experimental High School	(i)	Income tax exemption
Wenshan Long-Spring Experimental Secondary School	(i)	Income tax exemption
Yunnan Yuxi Hengshui Experimental High School	(i)	Income tax exemption
Mengla Long-Spring Experimental Secondary School	(i)	Income tax exemption
Qiubei Long-Spring Experimental Secondary School	(i)	Income tax exemption
Resorts District Hengshui Experimental Secondary School	(ii)	Income tax exemption on certain income
Yunnan Long-Spring Foreign Language Secondary School	(ii)	Income tax exemption on certain income
Xinping Hengshui Experimental High School Co., Ltd.	(iii)(iv)	Preferential tax rate of small and micro enterprise
Guizhou Mingde Tutorial School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Zhenxiong High School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Wenshan Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Xishuangbanna Hengshui Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Qiubei Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Mengla Hengshui Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Long-Spring Logistics Service Co., Ltd.	(iii)	25%
Long-Spring Education Holding Group Limited	(iii)	25%
Kunming Guandu Hengshizhong Education Training School Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Chongqing Hengshi Education Technology Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshun Property Service Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Kunming Chenggong Times Giant Tutorial School Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Kunming Wuhua District Zhuorei Culture Training School Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Wenshan Century Times Giant Training School Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Zhengzhou Hengshi Hengzhong Education Technology Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Shenzhen Hengshi Education Technology Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Xiamen Hengshi Education Technology Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Shanxi Long-Spring Enterprise Management Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Mengzi Bainian Long-Spring Education Technology Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Long-Spring Education Holding Group Hengshui Experimental Middle School Management Co., Ltd	(iii)	Preferential tax rate of small and micro enterprise
Beijing New Vocational Education Cultural Development Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise

School name	Note	Applicable income tax rate
New Vocational Education (Yunnan) Cultural Development Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Beijing First High-Education Technology Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Zunyi Hengshi Education Technology Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Guizhou Long-Spring Century Technology Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Guizhou Hengshizhong Technology Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Lihua Education Technology Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Zhenxiong Bainian Long-Spring Technology Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Xishuangbanna Long-Spring Experimental Secondary School Co., Ltd.	(iii)	25%
Shaanxi Century Long-Spring Education Technology Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Shaanxi Hengshi Hengzhong Education Technology Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Zhenxiong Long-Spring Advanced Secondary School	(iii)	25%
Beijing Hualing International Human Resources Co., Ltd.	(iii)	Preferential tax rate of small and micro enterprise
Datong Hengshi Gaokao Tutorial School	(iii)	Preferential tax rate of small and micro enterprise
Xinping Long-Spring Advanced Secondary School Co., Ltd.	(iii)	25%
Yunnan Century Long-Spring Technology Co., Ltd.	(iii)	15%
Yunnan Zhongchuang Education Tutorial School	(iii)	15%

(i)	As confirmed by the local tax authorities, these school are exempt from income taxes for the years ended December 31, 2020, 2021 and 2022, respectively.
(ii)	Resorts District Hengshui Experimental Secondary School and Yunnan Long-Spring Foreign Language Secondary School are entitled to a five-year enterprise income tax exemptions for certain revenue that meets relevant legal requirements from January 1, 2018 through December 31, 2022 and from January 1, 2019 through December 31, 2023 respectively, as determined by the local government authorities as non-profit organizations.
(iii)	As these schools have not received confirmations from the local tax authorities on income tax exemption, they are subject to the statutory income tax rate of 25% for the years ended December 31, 2020, 2021 and 2022, respectively. High tech enterprises are subject to corporate income tax at a reduced rate of 15%. For the year ended December 31, 2022, the newly established schools are qualified as small and micro enterprises, the preferential tax rates of 5% or 10% are applied.
(iv)

Under 2016 Revised Private Education Law, Qujing Hengshui Experimental Secondary School have registered as non-profit schools in 2019 and are qualified for similar tax benefits as public schools, which entitle them to income tax exemptions.

Schedule of (loss)/income before income taxes and the provision for PRC income taxes
	Years Ended December 31,
	2020	2021	2022
Income before income taxes	92,934	72,823	66,114
Current income tax expense	19,366	27,261	24,424
Deferred tax benefits	(5,332)	(12,219)	(4,407)
Total income taxes expenses	14,034	15,042	20,017

Schedule of comprehensive income/(loss) differs from the amount
	Years Ended December 31,
	2020	2021	2022
Income before income taxes	92,934	72,823	66,114
Income tax computed at PRC statutory tax rate	23,234	18,206	16,529
Effect of non-taxable income	(3,516)	(3,369)	(2,917)
Effect of non-deductible expenses	2,085	2,983	3,521
Effect of preferential tax rate	(10,690)	(11,571)	(7,041)
Deferred tax assets losses not recognized	3,408	8,470	9,516
Others	(487)	323	409
Total	14,034	15,042	20,017

Schedule of deferred tax assets and liabilities
	As of December 31,
	2021	2022
Deferred tax assets:
Allowance for doubtful accounts	408	408
Deductible donation expenses carried forwards	2,646	2,901
Accrued expenses	4,126	2,692
Registration fees	3,537	3,537
Property and equipment	137	137
Net operating loss carry forwards	4,692	4,818
Total gross deferred tax assets	15,546	14,493
Valuation allowance on deferred tax assets	(802)	(1,184)
Deferred tax assets, net of valuation allowance	14,744	13,309
Deferred tax liabilities:
Property and equipment	(969)	(969)
Government grants	(1,216)	(4,186)
Total deferred tax liabilities	(2,185)	(5,155)
Net deferred tax	12,559	8,154
Analysis as:
Deferred tax assets	14,744	13,309
Deferred tax liabilities	(2,185)	(5,155)
Net deferred tax assets	12,559	8,154